Other Current Assets and Other Current Financial Assets - Summary of Carrying of Restricted Cash Pledged (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash	$ 101	$ 504
Brazilian reais [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash	98	65
Colombian pesos [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash		$ 439
Chilean pesos [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash	$ 3